RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 453	¥ 3,037	¥ 3,103
Amounts due to related parties	$ 767	5,135	3,793
Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		3,037	3,103
Amounts due to related parties		5,135	3,793
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		2,417	2,417
Jinan QCY Intelligent Technology Co., Ltd | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		774	774
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		2,040	2,040
Amounts due to related parties		199	126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		201	201
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		22	88
Amounts due to related parties		66
Members of management team of the Group | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		¥ 2,453	¥ 1,250